Schedule II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2011
Schedule II - VALUATION AND QUALIFYING ACCOUNTS
Schedule II - VALUATION AND QUALIFYING ACCOUNTS

Schedule II

IAC/INTERACTIVECORP AND SUBSIDIARIES
VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at Beginning of Period	Charges to Earnings		Charges to Other Accounts		Deductions		Balance at End of Period
	(In thousands)
2011
Allowance for doubtful accounts and revenue reserves	$8,848	$8,898	(1)	$(329)		$(10,108	)(4)	$7,309
Sales returns accrual	913	107		—		—		1,020
Deferred tax valuation allowance	40,266	5,732	(2)	(914	)(3)	—		45,084
Other reserves	1,555							2,119
2010
Allowance for doubtful accounts and revenue reserves	$10,515	$9,013	(1)	$81		$(10,761	)(4)	$8,848
Sales returns accrual	873	40		—		—		913
Deferred tax valuation allowance	35,331	4,511	(5)	424	(6)	—		40,266
Other reserves	2,666							1,555
2009
Allowance for doubtful accounts and revenue reserves	$10,293	$10,361	(1)	$(520)		$(9,619	)(4)	$10,515
Sales returns accrual	794	79		—		—		873
Deferred tax valuation allowance	39,515	(1,728	)(7)	(2,456	)(8)	—		35,331
Other reserves	3,079							2,666
(1)
Additions to the allowance for doubtful accounts is charged to expense. Additions to the revenue reserve is charged against revenue.

(2)
Amount is primarily related to losses from equity method investments.

(3)
Amount is primary related to the net release of the valuation allowance on net benefited losses for 2011 unrealized gains on available-for-sale securities included in accumulated other comprehensive income.

(4)
Write-off of fully reserved accounts receivable.

(5)
Amount is primarily related to net unbenefited unrealized losses including an impairment charge from equity method investments and an increase in foreign net operating losses partially offset by a write-off of previously unbenefited deferred tax assets for state capital loss carryforwards.

(6)
Amount is primary related to unbenefited unrealized losses on available-for-sale securities included in accumulated other comprehensive income.

(7)
Amount is primarily related to a decrease in state net operating losses partially offset by an increase for unbenefited state capital loss carryforwards and foreign net operating losses.

(8)
Amount is primarily related to the release of a valuation allowance on net benefited losses for 2009 unrealized gains on available-for-sale securities included in accumulated other comprehensive income.